Document and Entity Information	3 Months Ended
Sep. 30, 2017
Document And Entity Information
Entity Registrant Name	Select Energy Services, Inc.
Entity Central Index Key	0001693256
Document Type	S-1
Document Period End Date	Sep. 30, 2017
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer